Cover	Oct. 26, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-38715
Entity Registrant Name	ALBERTON ACQUISITION CORPORATION
Entity Central Index Key	0001748621
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 1001
Entity Address, Address Line Two	10/F
Entity Address, Address Line Three	Capital Center
Entity Address, City or Town	151 Gloucester Road
Entity Address, Country	HK
Entity Address, Postal Zip Code	N/A
City Area Code	852
Local Phone Number	2117 1621
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	ALAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false